Medical insurance plans (Detail 13)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
UK plan
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	[1]	2.55%	2.69%
Average health care cost trend rate - initial	[1]	5.10%	5.10%
Average health care cost trend rate - ultimate	[1]	5.10%	5.10%
US plans
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	[1],[2]	3.54%	3.97%
Average health care cost trend rate - initial	[1],[2]	7.99%	7.03%
Average health care cost trend rate - ultimate	[1],[2]	4.50%	4.50%
UBS AG | UK plan
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	[1]	2.55%	2.69%
Average health care cost trend rate - initial	[1]	5.10%	5.10%
Average health care cost trend rate - ultimate	[1]	5.10%	5.10%
UBS AG | US plans
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	[1],[2]	3.54%	3.97%
Average health care cost trend rate - initial	[1],[2]	7.99%	7.03%
Average health care cost trend rate - ultimate	[1],[2]	4.50%	4.50%

[1]	The assumptions for life expectancies are provided within Note 26a.
[2]	Represents weighted average assumptions across US plans.